STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Oct. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the years ended October 31, 2024 and 2023 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life in	Intrinsic
	Warrants	Price	Years	Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	238,803	20.77	3.1	-
Exercised	(145,065)	20.51
Cancelled	-	-
Expired	(5,402)	-
Outstanding, November 1, 2023	88,336	22.35	3.9	211,200
Issued	103,658	9.18	4.5	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2024	191,994	$15.24	3.8	$47,160

Exercisable, October 31, 2024	191,994	$15.24	3.8	$47,160

SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS

A summary of outstanding and exercisable warrants as of October 31, 2024 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.20	20,000	3.5	20,000
$30.00	20,000	0.1	20,000
$66.00	5,000	3.5	5,000
$24.00	43,336	3.9	43,336
$26.40	4,167	3.9	4,167
$10.00	22,279	4.2	22,279
$11.00	2,750	4.2	2,750
$7.91	74,462	4.7	74,462
	191,994	3.8	191,994

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the option activity during the years ended October 31, 2024 and 2023 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life in	Intrinsic
	Options	Price	Years	Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	6,000	10.46	4.8	1,800
Outstanding, November 1, 2023	6,000	10.46	4.8	1,800
Issued	-	-	-	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2024	6,000	$10.46	3.8	$-

Exercisable, October 31, 2024	6,000	$10.46	3.8	$-

SCHEDULE OF OUTSTANDING AND EXERCISABLE OPTIONS

A summary of outstanding and exercisable options as of October 31, 2024 and 2023 is presented below:

Options Outstanding		Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$10.46	6,000	3.8	6,000
	6,000	3.8	6,000

SCHEDULE OF ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD FOR OPTIONS

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends	0%